CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES	12 Months Ended
Jun. 30, 2026
CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES
CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES

5.    CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES

The Group makes certain estimates and assumptions regarding the future. Estimates and judgments are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are listed below.

Critical estimates

-	Impairment testing of intangible assets not yet available for use, with indefinite useful lives or whenever events or changes in circumstances indicate that their carrying amount may not be recoverable (Note 4.6).
-	Impairment of goodwill (Notes 4.6).
-	Identification and fair value of identifiable intangible assets arising in acquisitions (Note 4.10 c).